Rule 497(e)
                                                             File Nos. 333-01153



                            SCHWAB SELECT ANNUITY(R)

                       SUPPLEMENT DATED DECEMBER 28, 2004
                 To the Prospectus dated April 30, 2004 for the
                        Variable Annuity-1 Series Account
                 of Great-West Life & Annuity Insurance Company

Please note the following changes to your Prospectus.

         On December 10, 2004, SAFECO mutual fund and insurance portfolio assets were merged into existing or new Pioneer funds and thereafter offered and distributed under the Pioneer name. The Funds also have a new investment advisor, Pioneer Investment Management, Inc. For the SAFECO RST Core Equity and SAFECO RST Small-Cap Value Portfolios, the Pioneer Fund and the Pioneer Small Cap Value Fund are existing mutual funds with substantially similar investment objectives and policies as its merged SAFECO counterpart. For the SAFECO RST Growth Opportunities Portfolio, the Pioneer Growth Opportunities Fund is a newly organized mutual fund with investment objectives and policies substantially the same as the SAFECO RST Growth Opportunities Portfolio. The merger became effective December 13, 2004.

         As a result of this merger, existing shareholders of the SAFECO
Portfolios were issued Investor Class Shares (Class I) of the respective Pioneer
Funds for their existing shares in the SAFECO Portfolios. Pioneer will not issue additional Investor Class Shares except in connection with the reinvestment of dividends on outstanding Investor Class shares. Shareholders of Investor Class shares may be eligible to purchase Class A shares of the respective Pioneer
Funds without paying a sales load, pursuant to the prospectus for that class.
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SUMMARY OF CHANGES TO YOUR PROSPECTUS
Name of Fund                                    New Name of Fund                Changes are reflected on the following pages of your
                                                                                Prospectus:
SAFECO RST Core Equity Portfolio                Pioneer Fund                        1, 14, 33, 46, 47 and Appendix D
SAFECO RST Growth Opportunities Portfolio       Pioneer Growth Opportunities Fund   1, 14, 33, 46, 47 and Appendix D
SAFECO RST Small-Cap Value Portfolio            Pioneer Small Cap Value Fund        1, 14, 33, 46, 47 and Appendix D

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Appendix D--Expenses of Each Sub-Account's Underlying Portfolio
              (as a percentage of Portfolio average net assets before and after fee waivers and expense reimbursements as of December 31, 2003)*



                                      Management      Other     12b-1     Total Portfolio       Total Fee     Total Portfolio
                                      Fees            fees      fees      Expenses Before Fee   Waivers       Expenses After Fee
                                                                          Waivers                             Waivers
A I M V.I. High Yield Fund - Series
I Shares
(formerly INVESCO VIF High Yield      0.63%           0.43%     0.00%     1.06%                 0.01%         1.05%
Fund)
Alger American Growth Portfolio -     0.75%           0.10%     0.00%     0.85%                 0.00%         0.85%
Class O Shares
Alger American MidCap Growth          0.80%           0.13%     0.00%     0.93%                 0.00%         0.93%
Portfolio - Class O Shares
AllianceBernstein VP Utility Income   0.75%           0.73%     0.00%     1.48%                 0.20%         1.28%
Portfolio - Class A Shares
American Century VP Balanced Fund -   0.90%           0.00%     0.00%     0.90%                 0.00%         0.90%
Original Class Shares
American Century VP International     1.33%           0.01%     0.00%     1.34%                 0.00%         1.34%
Fund - Original Class Shares
American Century VP Value Fund -      0.95%           0.00%     0.00%     0.95%                 0.00%         0.95%
Original Class Shares
Baron Capital Asset Fund: Insurance   1.00%           0.19%     0.25%     1.44%                 0.00%         1.44%
Shares
Delaware VIP Small Cap Value Series   0.75%           0.11%     0.00%     0.86%                 0.00%         0.86%
- Standard Class
Dreyfus GVIT Mid Cap Index Fund -     0.40%           0.24%     0.25%     0.89%                 0.00%         0.89%
Class II
Dreyfus Investment Portfolios         0.75%           0.07%     0.00%     0.82%                 0.00%         0.82%
Midcap Stock Portfolio - Initial
Shares
Dreyfus VIF Appreciation Portfolio    0.75%           0.05%     0.00%     0.80%                 0.00%         0.80%
- Initial Shares
Dreyfus VIF Developing Leaders        0.75%           0.07%     0.00%     0.82%                 0.00%         0.82%
Portfolio - Initial Shares
Dreyfus VIF Growth and Income         0.75%           0.07%     0.00%     0.82%                 0.00%         0.82%
Portfolio - Initial Shares
Federated American Leaders Fund II    0.75%           0.35%     0.00%     1.10%                 0.25%         0.85%
- Primary Shares
Federated Fund for U.S. Government    0.60%           0.37%     0.00%     0.97%                 0.25%         0.72%
Securities II
Federated Capital Income Fund II      0.75%           0.60%     0.00%     1.35%                 0.33%         1.02%
INVESCO VIF-Core Equity Fund -        0.75%           0.38%     0.00%     1.13%                 0.00%         1.13%
Series I Shares
INVESCO VIF-Technology Fund -         0.75%           0.41%     0.00%     1.16%                 0.00%         1.16%
Series I Shares
Janus Aspen Series Balanced           0.55%           0.02%     0.00%     0.57%                 0.00%         0.57%
Portfolio - Institutional Shares*
Janus Aspen Series Flexible Income    0.50%           0.04%     0.00%     0.54%                 0.00%         0.54%
Portfolio - Institutional Shares*
Janus Aspen Series Growth Portfolio   0.64%           0.02%     0.00%     0.66%                 0.00%         0.66%
- Institutional Shares*
Janus Aspen Series Growth and         0.62%           0.18%     0.00%     0.80%                 0.00%         0.80%
Income Portfolio - Institutional
Shares*
Janus Aspen Series International      0.64%           0.11%     0.00%     0.75%                 0.00%         0.75%
Growth Portfolio - Institutional
Shares*
Janus Aspen Series Worldwide Growth   0.60%           0.06%     0.00%     0.66%                 0.00%         0.66%
Portfolio - Institutional Shares*
Oppenheimer Global Securities         0.63%           0.04%     0.00%     0.67%                 0.00%         0.67%
Fund/VA
PIMCO VIT High Yield Portfolio        0.25%           0.35%     0.00%     0.60%                 0.00%         0.60%
PIMCO VIT Low Duration Portfolio      0.25%           0.25%     0.00%     0.50%                 0.00%         0.50%
Prudential Series Fund Equity         0.45%           0.19%     0.25%     0.89%                 0.00%         0.89%
Portfolio -- Class II
Pioneer Fund VCT (formerly the        0.65%           0.11%     0.00%     0.76%                 0.00%         0.76%
SAFECO RST Core Equity Portfolio)
Class I **
Pioneer Fund (formerly the SAFECO     0.50%           0.34%     0.25%     1.09%                 0.00%         1.09%
RST Core Equity Portfolio) Class A**
Pioneer Growth Opportunities VCT      0.74%           0.06%     0.00%     0.80%                 0.01%         0.79%
(formerly the SAFECO RST Growth
Opportunities Portfolio) Class I**
Pioneer Growth Opportunities Fund     0.65%           0.39%     0.25%     1.29%                 0.00%         1.29%
(formerly the SAFECO RST Growth
Opportunities Portfolio) Class A**
Pioneer Small Cap Value VCT II        0.75%           0.27%     0.00%     1.02%                 0.01%         1.01%
(formerly the SAFECO RST Small-Cap
Value Portfolio) Class I **
Pioneer Small Cap Value Fund          0.85%           0.56%     0.25%     1.66%                 0.00%         1.66%
(formerly the SAFECO RST Small-Cap
Value Portfolio) Class A**
Schwab MarketTrack Growth Portfolio   0.44%           0.43%     0.00%     0.87%                 0.37%         0.50%
IITM
Schwab Money Market PortfolioTM       0.38%           0.06%     0.00%     0.44%                 0.00%         0.44%
Schwab S&P 500 Portfolio              0.20%           0.12%     0.00%     0.32%                 0.04%         0.28%
Scudder Variable Series I Capital     0.47%           0.04%     0.00%     0.51%                 0.00%         0.51%
Growth Portfolio - Class A Shares
Scudder Variable Series I Growth      0.48%           0.11%     0.00%     0.59%                 0.00%         0.59%
and Income Portfolio - Class A
Shares
Scudder VIT EAFE(R) Equity Index Fund 0.45%           0.64%     0.00%     1.09%                 0.44%         0.65%
- Class A Shares
Scudder VIT Small Cap Index Fund -    0.35%           0.26%     0.00%     0.61%                 0.16%         0.45%
Class A Shares
Strong Multi Cap Value Fund II        0.75%           0.86%     0.00%     1.61%                 0.48%         1.13%
Universal Institutional Funds U.S.    0.80%           0.31%     0.00%     1.11%                 0.01%         1.10%
Real Estate Portfolio - Class I
Shares

*The Janus Aspen Series funds fees' are as of July 1, 2004. The period from January 1, 2004 through June 30, 2004 does not reflect these lowered fees. ** The fees shown are effective December 13, 2004. The period from January 1, 2004 through December 10, 2004 does not reflect these new fees.

                Please keep this supplement for future reference.

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